Taxes (Details) - HONG KONG - HKD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
First Tiered Profits Tax Rates Regime [Member]
Taxes [Line Items]
Profits (in Dollars)	$ 2
Profits tax rates regime percentage	8.25%	8.25%
Two Tiered Profits Tax Rates Regime [Member]
Taxes [Line Items]
Profits (in Dollars)	$ 2
Profits tax rates regime percentage	16.50%	16.50%
Percentage of income tax rate	16.50%		16.50%